LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

COLLECTION PERIOD:    MARCH 1-31, 2007   PAYMENT DATE:    APR 16 2007
DETERMINATION DATE:   APR 10 2007        REPORT BRANCH:   2071

                                                                                                                       OVERCOLLAT-
INITIAL DEAL                                TOTAL         CLASS A-1       CLASS A-2      CLASS A-3       CLASS A-4     ERALIZATION
----------------------------------------------------------------------------------------------------------------------------------

Class Percentages                              100.00%          20.32%          29.46%         19.91%          29.06%         1.25%
Initial Pool Balance                   413,264,062.83   83,970,835.81  121,757,711.93  82,291,419.10  120,078,295.21  5,165,800.77
Prefunding                              78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Balance                          492,151,898.72  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Note Balance Total                     486,000,000.00  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00
Number of Contracts                            12,225
Class Pass Through Rates                                        5.335%          5.150%         4.972%          5.025%
Servicing Fee Rate                            1.75000%
Indenture Trustee Fee                         0.00300%
Custodian Fee                                 0.02000%
Backup Servicer Fee                           0.01000%
Insurance Premium Fee                         0.14000%
Class C Certificate Rate                      5.00000%
Initial Weighted Average APR                   12.272%
Initial Weighted Average Monthly
   Dealer Participation Fee Rate                0.000%
Initial Weighted Average Adjusted APR
   (net of Monthly Dealer
   Participation)of Remaining
   Portfolio                                   12.272%
Initial Weighted Average Remaining
   Term                                         64.87
Initial Weighted Average Original
   Term                                         68.97

CURRENT MONTH CERTIFICATE                                                                                              OVERCOLLAT-
BALANCES                                    TOTAL         CLASS A-1       CLASS A-2      CLASS A-3       CLASS A-4     ERALIZATION
----------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance               413,264,062.83   83,970,835.81  121,757,711.93  82,291,419.09  120,078,295.21  5,165,800.79
Prefunding Pool Balance                 78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Pool Balance                     492,151,898.72  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Total Note Balance                     486,000,000.00  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00

EOP:
Number of Current Month Closed
   Contracts                                      404
Number of Reopened Loans                            0
Number of Contracts - EOP                      21,721
Pool Balance  -  EOP                   400,610,002.17   71,316,775.15  121,757,711.93  82,291,419.09  120,078,295.21  5,165,800.79
Prefunding Pool Balance                 78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Pool Balance  -  EOP             479,497,838.06   87,345,939.34  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Total Note Balance - EOP               471,229,930.53   85,229,930.54  145,000,000.00  98,000,000.00  143,000,000.00

Class Collateral Pool Factors              0.96960891      0.85229931      1.00000000     1.00000000      1.00000000

Weighted Average APR of Remaining
   Portfolio                                  12.2932%
Weighted Average Monthly Dealer
   Participation Fee Rate                      0.0000%
Weighted Average Adjusted APR (net of
   Monthly Dealer Participation) of
   Remaining Portfolio                        12.2932%
Weighted Average Remaining Term                 64.38
Weighted Average Original Term                  69.02

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

TOTAL DISTRIBUTION AMOUNT                                                                                          CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------

Monthly Payments:                      Principal                                                  6,122,007.78
                                       Interest                                                   4,250,825.13
Early Payoffs:                         Principal Collected                                        6,472,800.57
                                       Early Payoff Excess Servicing Compensation                         0.02
                                       Early Payoff Principal Net of Rule of 78s Adj.             6,472,800.55         402
                                       Interest                                                      73,649.93
Liquidated Receivable:                 Principal Collected                                                0.00
                                       Liquidated Receivable Excess Servicing Compensation                0.00
                                       Liquidated Receivable Principal Net of Rule of 78s Adj.            0.00           0
                                       Interest                                                           0.00
Purchase Amount:                       Principal                                                     59,252.33           2
                                       Interest                                                       1,121.32
                                          Total Principal                                        12,654,060.66
                                          Total Interest                                          4,325,596.38
                                          Total Principal and Interest                           16,979,657.04
Recoveries                                                                                                0.00
Excess Servicing Compensation                                                                             0.02
Late Fees & Miscellaneous Fees                                                                       39,770.72
Collection Account Customer Cash                                                                 17,019,427.78
ADDITIONAL COLLECTION ACCOUNT CASH:
Collection Account Investment Income                                                                 16,798.98
Prefunding Account Investment Income                                                                112,047.86
Mandatory Special Redemption                                                                              0.00
Available Funds                                                                                  17,148,274.62

                                                                                                  DISTRIBUTION   SHORTFALL / DRAW
DISTRIBUTION                                                                                         AMOUNT      DEFICIENCY CLAIM
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 17,148,274.62
Servicing Fees:                        Current Month Servicing Fee                  602,676.76
                                       Prior Period Unpaid Servicing Fee                  0.00
                                       Late Fees & Miscellaneous Fees                39,770.72
                                       Excess Servicing Compensation                      0.02
                                          Total Servicing Fees:                     642,447.50   16,505,827.12        0.00
Indenture Trustee Fee                                                                 1,215.00   16,504,612.12        0.00
Custodian Fee                                                                         6,887.73   16,497,724.39        0.00
Backup Servicer Fee                                                                   3,443.87   16,494,280.52        0.00
Prior Unpaid Indenture Trustee Fee                                                        0.00   16,494,280.52        0.00
Prior Unpaid Custodian Fee                                                                0.00   16,494,280.52        0.00
Prior Unpaid Backup Servicer Fee                                                          0.00   16,494,280.52        0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

                                                                                                      SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                          DISTRIBUTION AMOUNT   DEFICIENCY CLAIM
----------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:             Current Month                 370,486.11      16,123,794.41            0.00
                                     Prior Carryover Shortfall           0.00      16,123,794.41
Class A-2 Note Interest:             Current Month                 477,090.28      15,646,704.13            0.00
                                     Prior Carryover Shortfall           0.00      15,646,704.13
Class A-3 Note Interest:             Current Month                 311,302.44      15,335,401.69            0.00
                                     Prior Carryover Shortfall           0.00      15,335,401.69
Class A-4 Note Interest:             Current Month                 459,089.58      14,876,312.11            0.00
                                     Prior Carryover Shortfall           0.00      14,876,312.11
Principal Payment Amount:            Current Month               6,502,161.94       8,374,150.17            0.00
                                     Prior Carryover Shortfall           0.00       8,374,150.17
Certificate Insurer:                 Reimbursement Obligations           0.00       8,374,150.17            0.00
                                     Premium                        54,976.83       8,319,173.35            0.00
Class C Interest Payment Amount
                                     Current Month                  51,265.82       8,267,907.53            0.00
                                     Prior Carryover Shortfall           0.00       8,267,907.53            0.00
Supplemental Enhancement Account
                                     Reimbursement                       0.00       8,267,907.53            0.00
Additional Expenses:                 Trust Collateral Agent              0.00       8,267,907.53            0.00
                                     Indenture Trustee                   0.00       8,267,907.53            0.00
                                     Backup Servicer                     0.00       8,267,907.53            0.00
                                     Custodian                           0.00       8,267,907.53            0.00
Distribution to (from) the Spread Account                        8,267,907.53               0.00

LIQUIDATED RECEIVABLES
------------------------------------------------------------------------------------------------------------------------
                                                                                       Cumulative Cram Down Loss
                                                                                                 Balance           Units

Liquidated Receivables and Cram Down Loss:
   BOP Liquidated Receivable Principal Balance   0.00     BOP Cram Down loss Balance               0.00              0
   Current Month Cram Down Loss                  0.00   Current Month Cram Down Loss               0.00              0
   Liquidation Principal Proceeds                0.00
   Principal Loss                                0.00
   Prior Month Cumulative Principal Loss LTD     0.00
   Cumulative Principal Loss LTD                 0.00      Cumulative Cram Down Loss               0.00              0

STATISTICAL INFORMATION
-------------------------------------------------------------------------------

DELINQUENCY STATUS:   # OF CONTRACTS       AMOUNT       % OF TOTAL POOL BALANCE
   Current                18,817       349,790,027.09           87.31%
   1-29 Days               2,808        49,432,540.02           12.34%
   30-59 Days                 90         1,266,842.79            0.32%
   60-89 Days                  6           120,592.27            0.03%
   90-119 Days                 0                 0.00            0.00%
   120 Days or More            0                 0.00            0.00%
      Total               21,721       400,610,002.17          100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

STATISTICAL INFORMATION CONTINUED

TRIGGER ANALYSIS:

(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                     Trigger   Trigger  Event of Default  Event of
                                     Current Month  Threshold   Event       Threshold      Default
                                     -------------  ---------  -------  ----------------  ---------

Average Delinquency Ratio               0.34633%      4.25%       NO          6.25%           NO
Cumulative Default Rate                    0.00%      1.57%       NO          1.85%           NO
Cumulative Loss Rate                       0.00%      0.79%       NO          1.02%           NO

STATISTICAL INFORMATION CONTINUED

REPOSSESSION STATISTICS:

                                     CERTIFICATE INVENTORY                                             RECOVERY INVENTORY
                                         # OF CONTRACTS      AMOUNT *                                     # OF CONTRACTS   AMOUNT *
                                     ---------------------  ---------                                  ------------------  --------

Prior Month Inventory                          0                 0.00           Prior Month Inventory          0             0.00
Repurchases                                    0                 0.00                     Repurchased          0             0.00
Adjusted Prior Month Inventory                 0                 0.00  Adjusted Prior Month Inventory          0             0.00
Current Month Repos                            2            48,685.41             Current Month Repos          0             0.00
Repos Actually Liquidated                      0                 0.00    Repos from Trust Liquidation          0             0.00
Repos Liquidated at 60+ or 150+                0                 0.00       Repos Actually Liquidated          0             0.00
Dealer Payoff                                  0                 0.00                   Dealer Payoff          0             0.00
Redeemed / Cured                               1            21,685.40                Redeemed / Cured          0             0.00
Purchased Repos                                0                 0.00                 Purchased Repos          0             0.00
Current Month Inventory                        1            27,000.01         Current Month Inventory          0             0.00

*    The Prior Month Inventory reported this month may differ due to Payment or
     NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:

                                     # OF CONTRACTS  AMOUNT
                                     --------------  ------
Current Month Balance                       0         0.00
Cumulative Balance                          0         0.00
Current Month Proceeds                                0.00
Cumulative Proceeds                                   0.00
Current Month Recoveries                              0.00
Cumulative Recoveries                                 0.00

                                        RECEIVABLES LIQUIDATED AT 150 OR
                                        MORE DAYS DELINQUENT, 60 OR MORE
                                     DAYS PAST THE DATE AVAILABLE FOR SALE     CUMULATIVEE RECEIVABLES
                                                AND BY ELECTION:             LIQUIDATED AT 150+ AND 60+:
                                     -------------------------------------   ---------------------------
                                                Balance   Units                    Balance   Units
                                                -------   -----                    -------   -----

Prior Month                                       0.00      0                       0.00       0
Current Trust Liquidation Balance                 0.00      0                       0.00       0
Current Monthly Principal Payments                0.00
Cram Down Loss                                    0.00
Reopened Loan Due to NSF                          0.00      0
Current Repurchases                               0.00      0
Current Recovery Sale Proceeds                    0.00      0
Deficiency Balance of Sold Vehicles               0.00
EOP                                               0.00      0                       0.00       0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A
STATISTICAL INFORMATION CONTINUED

Requisite Amount:                                                          0.00

   SUPPLEMENTAL ENHANCEMENT SPREAD ACCOUNT

Initial Deposit                                                            0.00
   BOP Balance                                                             0.00
   Remaining Distribution Amount                                   8,267,907.53
   Investment Income  - Spread                                             0.00
   Current Month Draw - Spread                                             0.00
EOP Balance Prior to Distribution                                  8,267,907.53

Spread Account Release Amount                                      8,267,907.53

EOP Balance                                                                0.00

Class A Principal Payment Amount                                   8,267,907.53
Class C Supplemental Interest and Carryover Shortfall                      0.00
Class R Certificateholder Distribution                                     0.00

   SUPPLEMENTAL ENHANCEMENT

Total Deposit                                                     12,303,797.47
BOP Balance                                                                0.00
Supplemental Enhancement Account Deposit                          12,303,797.47
Current Month Draw                                                         0.00
Supplemental Enhancement Account Investment Earnings                  17,475.62
Supplemental Enhancement Account Investment Earnings Amount
   to Class C Certificateholder                                      (17,475.62)
Class C Supplemental Enhancement Amount Before Release            12,303,797.47

Supplemental Enhancement Account Release Amount                            0.00

EOP Balance                                                       12,303,797.47

OVERCOLLATERALIZATION AMOUNT                                       8,267,907.53

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                            28,839,612.53   7.20%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                 38,359,827.04   8.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                                   78,887,835.89
BOP Balance                                                       78,887,835.89
Subsequent Transfer                                                        0.00
Investment Income Earned                                             112,047.86
Investment Income Deposited to Note Account for
   Distribution Per SAS Sec5.5                                      (112,047.86)
Mandatory Special Redemption                                               0.00
Remaining Prefunding Balance                                      78,887,835.89
Undistributed Investment Income                                            0.00
EOP Balance Before Release to Servicer                            78,887,835.89
Prefunding Account Balance Released to Servicer                            0.00
EOP Balance                                                       78,887,835.89

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

CUMULATIVE LOSS:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------
     3            0.79%            1.02%
     6            1.57%            1.87%
     9            1.96%            2.37%
    12            3.13%            3.39%
    15            3.56%            3.85%
    18            4.28%            4.61%
    21            4.66%            5.39%
    24            5.17%            5.85%
    27            5.50%            6.31%
    30            6.00%            6.76%
    33            6.34%            7.24%
    36            6.67%            7.54%
    39            6.83%            7.69%
    42            7.00%            8.00%
    45            7.00%            8.00%
    48            7.00%            8.00%
    51            7.00%            8.00%
    54            7.00%            8.00%
    57            7.00%            8.00%
    60            7.00%            8.00%
    63            7.00%            8.00%
    66            7.00%            8.00%
    69            7.00%            8.00%
    72            7.00%            8.00%

CUMULATIVE GROSS DEFAULT:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------
      3            1.57%           1.85%
      6            3.13%           3.39%
      9            3.73%           4.31%
     12            5.88%           6.15%
     15            6.77%           7.00%
     18            8.56%           8.39%
     21            8.98%           9.80%
     24            9.40%          10.63%
     27           10.00%          11.48%
     30           10.91%          12.30%
     33           11.52%          13.15%
     36           12.12%          13.71%
     39           12.43%          13.98%
     42           12.72%          14.54%
     45           12.72%          14.54%
     48           12.72%          14.54%
     51           12.72%          14.54%
     54           12.72%          14.54%
     57           12.72%          14.54%
     60           12.72%          14.54%
     63           12.72%          14.54%
     66           12.72%          14.54%
     69           12.72%          14.54%
     72           12.72%          14.54%

AVERAGE DELINQUENCY RATIO:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------
    12            4.25%            6.25%
    24            5.25%            7.25%
    72            6.25%            8.25%

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of March 31, 2007 and were performed in conformity with the Sale and Servicing Agreement dated March 1, 2007.

/s/ Michael Butler
---------------------------------------------------------
Michael Butler
Vice President and Treasurer

/s/ Maureen E. Morley
---------------------------------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7